ORGANIZATION AND OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ 12,178,000	$ 2,614,000	$ 16,998,000	$ 5,032,000
Accumulated deficit	$ (39,910,000)		(39,910,000)		$ (22,860,000)
Net cash used in operating activities			$ (3,251,000)	$ (3,523,000)
ConnectM Before Business Combination
Net loss					9,198,854	$ 3,542,583
Accumulated deficit					(22,860,351)	(13,710,685)
Net cash used in operating activities					(4,576,692)	$ (1,633,631)
Working capital deficit					$ 13,761,903